Investments - Summary of Company Investments in Joint Ventures and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of joint ventures [line items]
Current assets	$ 37,062	$ 47,131
Non-current assets	185,006	204,235
Property, plant and equipment	157,383	176,650	$ 175,470
Total assets	222,068	251,366
Current liabilities	25,051	24,948
Non-current liabilities	123,842	144,916
Shareholders' equity	73,175	81,502	77,550		$ 66,055
Non-controllinginterest	1,631	1,700		$ 1,685
Total current liabilities	148,893	169,864
Sales revenues	84,638	77,884	72,426
Net Income (loss) for the year	7,414	169	$ (4,349)
Associates [member]
Disclosure of joint ventures [line items]
Current assets		5,729
Non-current assets		1,454
Property, plant and equipment		9,342
Other non-currentassets		980
Total assets		17,505
Current liabilities		5,973
Non-current liabilities		16,172
Shareholders' equity		(4,390)
Non-controllinginterest		(250)
Total current liabilities		17,505
Sales revenues		15,790
Net Income (loss) for the year		$ 1,338
Associates [member] | Bottom of range [member]
Disclosure of joint ventures [line items]
Ownership interest		5.00%
Associates [member] | Top of range [member]
Disclosure of joint ventures [line items]
Ownership interest		49.00%
Brazil member | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	1,162	$ 938
Non-current assets	520	502
Property, plant and equipment	866	897
Other non-currentassets	633	725
Total assets	3,181	3,062
Current liabilities	1,163	1,005
Non-current liabilities	673	639
Shareholders' equity	1,354	1,418
Non-controllinginterest	(9)
Total current liabilities	3,181	3,062
Sales revenues	3,975	3,208
Net Income (loss) for the year	$ 92	$ 160
Brazil member | Joint ventures [member] | Bottom of range [member]
Disclosure of joint ventures [line items]
Ownership interest	20.00%	20.00%
Brazil member | Joint ventures [member] | Top of range [member]
Disclosure of joint ventures [line items]
Ownership interest	83.00%	83.00%
Brazil member | Associates [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	$ 6,314
Non-current assets	1,388
Property, plant and equipment	12,932
Other non-currentassets	863
Total assets	21,497
Current liabilities	6,159
Non-current liabilities	17,566
Shareholders' equity	(2,168)
Non-controllinginterest	(60)
Total current liabilities	21,497
Sales revenues	18,954
Net Income (loss) for the year	$ 1,888
Brazil member | Associates [member] | Joint ventures [member] | Bottom of range [member]
Disclosure of joint ventures [line items]
Ownership interest	5.00%
Brazil member | Associates [member] | Joint ventures [member] | Top of range [member]
Disclosure of joint ventures [line items]
Ownership interest	49.00%
MP Gulf of Mexico, LLC [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	$ 151
Property, plant and equipment	3,643
Total assets	3,794
Current liabilities	86
Non-current liabilities	599
Shareholders' equity	2,487
Non-controllinginterest	622
Total current liabilities	3,794
Sales revenues	92
Net Income (loss) for the year	$ 48
Ownership interest	20.00%
Other companies abroad [Member] | Brazil member
Disclosure of joint ventures [line items]
Current assets	$ 158	$ 72
Non-current assets	10	1
Property, plant and equipment	45	8
Other non-currentassets	1
Total assets	214	81
Current liabilities	72	29
Non-current liabilities	23	1
Shareholders' equity	79	51
Non-controllinginterest	40
Total current liabilities	214	81
Sales revenues	136	145
Net Income (loss) for the year	$ 17	$ 26
Other companies abroad [Member] | Brazil member | Bottom of range [member]
Disclosure of joint ventures [line items]
Ownership interest	34.00%	34.00%
Other companies abroad [Member] | Brazil member | Top of range [member]
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Petrobras Oil & Gas B.V.-PO&G [member] | Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets		$ 625
Non-current assets		71
Property, plant and equipment		3,706
Total assets		4,402
Current liabilities		276
Non-current liabilities		2,197
Shareholders' equity		1,929
Total current liabilities		4,402
Sales revenues		557
Net Income (loss) for the year		$ 272
Ownership interest		50.00%